Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
DOUBLELINE ETF TRUST
DoubleLine Mortgage ETF (the “Fund”)
Supplement dated September 3, 2024 to the Fund’s Summary Prospectus
(the “Summary Prospectus”), Prospectus (the “Prospectus”) and
Statement of Additional Information (the “SAI”), each dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus, or SAI, as applicable.
Effective September 3, 2024 (the “Effective Date”), DoubleLine ETF Adviser LP, the investment adviser to the Fund, has reduced its management fee to the annual rate of 0.39% of the Fund’s average daily net asset value.
As of the Effective Date, the following replaces the fee table and the expense example in the section of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.39%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$42

3 Years	$132
5 Years	$230
10 Years	$518

DoubleLine Mortgage ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
DOUBLELINE ETF TRUST
DoubleLine Mortgage ETF (the “Fund”)
Supplement dated September 3, 2024 to the Fund’s Summary Prospectus
(the “Summary Prospectus”), Prospectus (the “Prospectus”) and
Statement of Additional Information (the “SAI”), each dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus, or SAI, as applicable.
Effective September 3, 2024 (the “Effective Date”), DoubleLine ETF Adviser LP, the investment adviser to the Fund, has reduced its management fee to the annual rate of 0.39% of the Fund’s average daily net asset value.
As of the Effective Date, the following replaces the fee table and the expense example in the section of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.39%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$42

3 Years	$132
5 Years	$230
10 Years	$518

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

DoubleLine Mortgage ETF | DoubleLine Mortgage ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 42
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	$ 518